Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Nov. 28, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2013